Income Taxes - Components of Income Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	$ 869,184	$ 624,467	$ 567,851
Ireland
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	736,374	624,642	432,963
United States
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	(304,546)	(352,532)	(270,440)
Other
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	$ 437,356	$ 352,357	$ 405,328